INTANGIBLE ASSETS (Schedule of Amortization Expense) (Details) (USD $)	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
2013	$ 299,325
2014	299,325
2015	214,158
2016	179,625
2017	167,125
Thereafter	693,119
Total amortization expense	$ 1,852,677